THORNBURG INVESTMENT MANAGEMENT

Supplement dated October 24, 2008 to Thornburg Funds Retirement
Plan Shares Prospectus dated February 1, 2008

The following revisions are made to the Thornburg Funds Retirement Plan Shares Prospectus dated February 1, 2008:

On page 5, footnote 5 under the Annual Fund Operating Expenses table for Thornburg Limited Term U.S. Government Fund is deleted in its entirety and replaced with the following:

 (5) Thornburg Investment Management, Inc. has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2009 so that actual Class R3 expenses do not exceed the net annual operating expenses shown in this table.

On page 7, footnote 5 under the Annual Fund Operating Expenses table for Thornburg Limited Term Income Fund is deleted in its entirety and replaced with the following:

(5) Thornburg Investment Management, Inc. has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2009 so that actual Class R3 expenses do not exceed the net annual operating expenses shown in this table.

On page 9, footnote 3 under the Annual Fund Operating Expenses table for Thornburg Value Fund is deleted in its entirety and replaced with the following:

(3) Thornburg Investment Management, Inc. has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2009 so that actual Class R3 expenses do not exceed the net annual operating expenses shown in this table.

On page 11, footnote 3 under the Annual Fund Operating Expenses table for Thornburg International Value Fund is deleted in its entirety and replaced with the following:

(3) Thornburg Investment Management, Inc. has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2009 so that actual Class R3 and Class R4 expenses do not exceed the net annual operating expenses shown in this table.

On page 13, footnote 3 under the Annual Fund Operating Expenses table for Thornburg Core Growth Fund is deleted in its entirety and replaced with the following:

(3) Thornburg Investment Management, Inc. has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2009 so that actual Class R3 and Class R4 expenses do not exceed the net annual operating expenses shown in this table.

On page 15, footnote 4 under the Annual Fund Operating Expenses table for Thornburg Investment Income Builder Fund is deleted in its entirety and replaced with the following:

(4) Thornburg Investment Management, Inc. has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2009 so that actual Class R3, Class R4 and Class R5 expenses do not exceed the net annual operating expenses shown in this table.

On page 17, footnote 4 under the Annual Fund Operating Expenses table for Thornburg Global Opportunities Fund is deleted in its entirety and replaced with the following:

(4) Thornburg Investment Management, Inc. has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2009 so that actual Class R3, Class R4 and Class R5 expenses do not exceed the net annual operating expenses shown in this table.

On page 19, footnote 4 under the Annual Fund Operating Expenses table for Thornburg International Growth Fund is deleted in its entirety and replaced with the following:

(4) Thornburg Investment Management, Inc. has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2009 so that actual Class R3, Class R4 and Class R5 expenses do not exceed the net annual operating expenses shown in this table.